August 30, 2012

VIA ELECTRONIC FILING

Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

Attention: Division of Investment Management

RE: BlackRock Summit Cash Reserves Fund

of BlackRock Financial Institutions Series Trust

Post-Effective Amendment No. 33 to the Registration Statement on Form N-1A

(Securities Act File No. 002-78646, Investment Company Act File No. 811-03189)

Ladies and Gentlemen:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended (the “1933 Act”), BlackRock Summit Cash Reserves Fund (the “Fund”), a series of BlackRock Financial Institutions Series Trust (the “Registrant”), hereby certifies that:

(1) the form of Prospectus and Statement of Additional Information that would have been filed pursuant to Rule 497(c) under the 1933 Act would not have differed from that contained in Post-Effective Amendment No. 33 to the Registration Statement on Form N-1A of the Registrant; and

(2) the text of Post-Effective Amendment No. 33 to the Registration Statement on Form N-1A of the Registrant was filed electronically with the Securities and Exchange Commission on August 28, 2012.

Sincerely, BlackRock Financial Institutions Series Trust

/s/ Benjamin Archibald
Benjamin Archibald Secretary of the Registrant